Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency risk sensitivity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	12.00%	10.00%
Interest rate sensitivity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	1.20%	0.80%
Commodity price sensitivity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total gains and losses recognised in statement of income, assets	$ 370	$ 108
The amount of increase (decrease) in the fair value of asset	416	370
Extrapolation approach [member] | Level 3 [member] | Certain earn-out agreements [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
The amount of increase (decrease) in the fair value of asset	$ 500	$ 400